Note 7 - Commitments and Contingencies	9 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
7.	Commitments and Contingencies

(a)	There are no material legal proceedings other than the arbitration involving the Company’s requests for the return of the progress payments for the canceled newbuilding contracts with Dayang shipyard (see Note 3) to which the Company is a party or to which any of its properties are subject, other than routine litigation incidental to the Company’s business. In management’s opinion, the disposition of these lawsuits should not have a material impact on the unaudited condensed consolidated results of operations, financial position and cash flows; management believes that the arbitration for the return of the shipbuilding contract payments will be favorable for the Company.
(b)	Future gross minimum revenues upon collection of hire under non-cancellable time charter agreements involving two of its vessels in operation as of September 30, 2016 totals $21.37 million (one off-hire day per quarter for each vessel is assumed and no drydockings are due for the vessels during the charter period; in addition early delivery of the vessels by the charterers or any exercise of the charterers’ options to extend the terms of the charters are not accounted for).
(c)	As of September 30, 2016, the Company had under construction one bulk carrier, a Kamsarmax, with a total contracted amount remaining to be paid of $5.54 million in 2017 and $19.39 million in 2018. On July 20, 2016, the Company signed an addendum to its newbuilding contract giving it the option to cancel the contract for the construction of a Kamsarmax drybulk vessel without penalty except for the progress payment already made.